Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 10.9	$ 14.9
Trade and other receivables, net of allowance for doubtful accounts of $0.8 and $0.7 as of December 31, 2017 and 2016, respectively		62.7	57.6
Prepaid expenses		19.9	23.0
Total current assets		93.5	95.5
Noncurrent assets
Property and equipment, net		3.8	3.8
Goodwill		993.7	930.3
Other intangible assets, net		545.0	541.2
Other noncurrent assets		1.9	1.7
Total assets		1,637.9	1,572.5
Current liabilities
Accounts payable and other current liabilities		25.0	28.2
Deferred revenues		192.6	171.6
Term loan, current portion		5.7	8.8
Total current liabilities		223.3	208.6
Noncurrent liabilities
Term loan, net of discount and deferred financing fees		548.5	693.3
Deferred tax liabilities, net		100.2	140.1
Other noncurrent liabilities		4.7	2.8
Total liabilities		876.7	1,044.8
Commitments and contingencies (Note 13)
Shareholders’ equity
Preferred stock, $0.01 par value; authorized shares at December 31, 2017: 80,000; no shares issued and outstanding at December 31, 2017
Common stock, $0.01 par value; authorized shares: 800,000; issued and outstanding shares: 72,604 and 61,860 at December 31, 2017 and 2016, respectively	[1]	0.7	0.6
Additional paid-in capital	[1]	677.1	510.3
Retained earnings		83.4	16.8
Total shareholders’ equity		761.2	527.7
Total liabilities and shareholders’ equity		$ 1,637.9	$ 1,572.5

[1]	Adjusted to reflect the 125-for-one stock split. See Note 10.